(2_FIDELITY_LOGOS)FIDELITY

MID-CAP STOCK
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing strategies.

PERFORMANCE           4   How the fund has done over time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and outlook.

INVESTMENT CHANGES    9   A summary of major shifts in the fund's
                          investments over the past six months.

INVESTMENTS           10  A complete list of the fund's investments
                          with their market values.

FINANCIAL STATEMENTS  21  Statements of assets and liabilities, operations, and changes in net assets,
                          as well as financial highlights.

NOTES                 25  Notes to the financial statements.

DISTRIBUTIONS         29

PROXY VOTING RESULTS  30


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998         PAST 6   PAST 1  LIFE OF
                                       MONTHS   YEAR    FUND

FIDELITY MID-CAP STOCK                 -11.26%  4.69%   117.96%

S&P MidCap 400 (registered trademark)  -10.45%  6.71%   105.80%

Mid-Cap Funds Average                  -15.34%  -2.89%  n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on March 29, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's MidCap 400 Index - a widely recognized, unmanaged index of 400 medium-capitalization stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 344 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998       PAST 1  LIFE OF
                                     YEAR    FUND

FIDELITY MID-CAP STOCK               4.69%   18.48%

S&P MidCap 400                       6.71%   17.01%

Mid-Cap Funds Average                -2.89%  n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
             Mid-Cap Stock               S&P MidCap 400
             00337                       SP004
  1994/03/29      10000.00                    10000.00
  1994/03/31       9780.00                     9827.50
  1994/04/30       9840.00                     9900.23
  1994/05/31       9890.00                     9806.17
  1994/06/30       9690.00                     9468.84
  1994/07/31       9930.00                     9789.83
  1994/08/31      10740.00                    10302.82
  1994/09/30      10990.00                    10110.16
  1994/10/31      11180.00                    10220.36
  1994/11/30      10720.00                     9759.42
  1994/12/31      10846.15                     9849.01
  1995/01/31      10927.24                     9951.54
  1995/02/28      11464.48                    10473.20
  1995/03/31      11860.51                    10654.91
  1995/04/30      12195.61                    10868.86
  1995/05/31      12378.39                    11131.13
  1995/06/30      12984.78                    11584.28
  1995/07/31      13715.88                    12188.63
  1995/08/31      14004.20                    12413.99
  1995/09/30      14302.82                    12714.91
  1995/10/31      14014.50                    12387.76
  1995/11/30      14539.66                    12928.73
  1995/12/31      14525.66                    12896.54
  1996/01/31      14977.57                    13083.66
  1996/02/29      15397.20                    13528.38
  1996/03/31      15386.44                    13690.45
  1996/04/30      15956.71                    14108.55
  1996/05/31      16666.85                    14299.30
  1996/06/30      16158.58                    14084.67
  1996/07/31      15221.85                    13131.84
  1996/08/31      16080.52                    13889.16
  1996/09/30      17073.01                    14494.72
  1996/10/31      16638.10                    14536.90
  1996/11/30      17429.86                    15355.77
  1996/12/31      17157.68                    15372.81
  1997/01/31      17731.94                    15949.91
  1997/02/28      17274.87                    15818.80
  1997/03/31      16325.58                    15144.44
  1997/04/30      16759.21                    15537.14
  1997/05/31      18165.57                    16895.71
  1997/06/30      19160.83                    17370.31
  1997/07/31      20672.56                    19090.14
  1997/08/31      20635.69                    19067.04
  1997/09/30      21704.96                    20163.01
  1997/10/31      20820.05                    19285.72
  1997/11/30      21164.18                    19571.54
  1997/12/31      21804.06                    20331.11
  1998/01/31      21673.42                    19944.00
  1998/02/28      23463.20                    21596.36
  1998/03/31      24665.11                    22570.36
  1998/04/30      24560.59                    22982.27
  1998/05/31      23763.68                    21948.30
  1998/06/30      24491.13                    22086.79
  1998/07/31      23834.87                    21230.48
  1998/08/31      19394.63                    17278.64
  1998/09/30      20288.27                    18891.60
  1998/10/30      21796.27                    20579.95
IMATRL PRASUN   SHR__CHT 19981031 19981111 115503 R00000000000059
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Mid-Cap Stock Fund on March 29, 1994, when the fund started. As the chart shows, by October 31, 1998, the value of the investment would have grown to $21,796 - a 117.96% increase on the initial investment. For comparison, look at how the Standard & Poor's MidCap 400 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,580 - a 105.80% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Thanks to two interest-rate cuts by
the Federal Reserve, a brighter
corporate earnings outlook and
new measures to control plummeting
economies worldwide, the U.S. stock
market rebounded strongly in the
final month of the six-month period
ending October 31, 1998. For the
period, the Standard & Poor's 500
Index - a market-capitalization
weighted index of 500 widely held
U.S. stocks - returned -0.41%,
a marked improvement over the
-6.97% return for the six-month
period ending September 30, 1998.
As investors are well aware,
extreme volatility was the rule rather
than the exception for the past six
months. Despite the Asian economic
difficulties that plagued the rest of
the world, the U.S. market posted a
strong second quarter, culminating
in a record-high Dow Jones
Industrial Average - an index of 30
blue-chip stocks - of 9337.97
points on July 17. Just six weeks
later, however, evidence that the
bull market may have made its last
charge was reinforced on August
31, when the Dow plunged 512.61
points - erasing all previous gains
for the year. Anxious to stave off the
effects of a bear market - as well
as the impact of turbulent
international and emerging markets
- the Fed dropped the fed funds rate
by 0.25% on September 29, then in
a surprise move, slashed rates
another quarter-point on October
15, sparking the Dow to a 9.73%
return for the month of October.
An interview with Katherine Collins, Portfolio Manager of Fidelity Mid-Cap Stock Fund
Q. HOW DID THE FUND PERFORM, KATHERINE?
A. For the six-month period that ended on October 31, 1998, the fund had a return of -11.26%, compared to a return of -10.45% for the Standard & Poor's Mid Cap 400 Index and -15.34% for the mid-cap funds average, as monitored by Lipper Analytical Services. For the 12 months that ended on October 31, the fund had a total return of 4.69%, while the S&P Mid Cap 400 had a return of 6.71% and the mid-cap funds average was -2.89%.
Q. WHAT FACTORS AFFECTED PERFORMANCE?
A. The fund's relative performance was helped by my emphasis on media and leisure companies and my de-emphasis of energy and basic industry companies, whose stocks were badly hit in the summer correction. For the first time, the fund's de-emphasis of utility stocks hurt relative performance, as these stocks tend to do better in times of uncertainty. I manage the fund to be somewhat more aggressive than the S&P Mid Cap index, but it is less aggressive than many of the funds in the Lipper category. It makes sense that in a down market, the fund would underperform the S&P 400 index while beating the Lipper average.
Q. YOUR LARGEST INDUSTRY WEIGHTING WAS IN MEDIA AND LEISURE, AT ABOUT 13% OF INVESTMENTS. WHAT WAS YOUR STRATEGY WITH RESPECT TO THAT POSITION?
A. This very diverse group encompasses a number of broadcasters, advertising and cable television companies and even Harley-Davidson, the motorcycle manufacturer, that was one of the fund's largest holdings and one of the best performers. I added to my investment in Harley-Davidson after the stock price fell dramatically when it was caught in a general market downturn unrelated to the quality of the company. Within the media and leisure group, my greatest areas of emphasis were broadcasters and advertisers. Both performed relatively well, although they did suffer corrections. They were helped by good cash flow and continued industry consolidation. Two of my better-performing broadcasters were Clear Channel Communications and Jacor, both of which the fund owned before they announced merger plans in early October.
Q. YOU ALSO HAVE CONCENTRATIONS IN TECHNOLOGY, FINANCE AND HEALTH CARE. WHAT HAS BEEN YOUR STRATEGY IN THESE INDUSTRIES?
A. While technology and finance were about 12% and 10% of investments, respectively, both were under-represented when compared to the benchmark S&P Mid Cap index. In technology, I looked for companies that either had attractive valuations or had records of strong, recurring revenues. This was a challenge, as many fast-growing companies had very expensive stock prices, but I found opportunities in the semiconductor equipment area. This industry was one of the first hit by the Asian economic crisis, and many stocks lost more than half their value. Companies in which I had invested included KLA-Tencor, Teradyne and Applied Materials. In financial services, I was concerned about being late in the economic cycle and high stock valuations. As a result, I under-weighted this area, which turned out to be good for the fund since these stocks corrected sharply in the summer. The health care industry stood at about 10% of investments as of October 31. I tended to emphasize health care products rather than services.
Q. WERE THERE ANY PARTICULAR DISAPPOINTMENTS?
A. Yes, there were. Three of the poorest performing investments were retailers: Proffitts, Stage Stores and Consolidated Stores. Each had completed acquisitions and either ran into problems or encountered market skepticism about its ability to integrate operations of the acquired companies. Other disappointing investments included Unifi, a yarn manufacturer that proved to be more vulnerable to Asian competition than anticipated, and HEALTHSOUTH, which operates physical therapy centers and was under pressure from HMOs, which reimburse it for services, to hold down the fees it charged them.
Q. WHAT IS YOUR OUTLOOK?
A. I think there are still some great investment opportunities within the mid-cap universe, although my outlook on the economy is a little less bullish than it was six months or 12 months ago. However, I do think there are companies that will be able to weather the economic conditions and do well. Mid-cap stock values, in relation to large-cap stock values, are cheap on an historical basis, so that is a good backdrop in which to be investing.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

KATHERINE COLLINS ON THE
PERFORMANCE GAP BETWEEN
LARGE-CAP AND MID-CAP
STOCKS:
"In recent years we have seen a
large divergence in the performance
of large-, mid- and small-cap stocks.
In general, larger stocks have done
significantly better: for example, in
the first 10 months of 1998, the S&P
500 was up nearly 15%, while the
S&P Midcap 400 was up only 1% and
the Russell 2000 was down a
whopping 13%.
"This magnitude of performance
differences is very unusual - in
fact, the difference between the
S&P 500 and the small-cap Russell
index is the widest on record. The
disparity is even more remarkable
because small- and mid-cap
companies actually have shown
better earnings performance than
larger companies: according to data
from Prudential Securities, the third
quarter of 1998 was the sixth
consecutive quarter in which small
and mid-cap companies grew
earnings faster than large caps.
"I am encouraged that the strong
earnings trends at many mid-cap
companies appear to be
continuing. Generally these
companies have more domestic
business than large multinational
corporations, so they have been
somewhat insulated from the
turmoil in international markets.
Also, the stocks are at low
valuations relative to large stocks.
Finally, I continue to find exciting
companies generating superior
earnings growth at decent
valuations, which should translate
into good opportunities for the
fund."
FUND FACTS
GOAL: long-term growth of
capital by investing mainly in
equity securities of companies
with medium-sized market
capitalizations
FUND NUMBER: 337
TRADING SYMBOL: FMCSX
START DATE: March 29, 1994
SIZE: as of October 31,
1998, more than $1.5 billion
MANAGER: Katherine Collins,
since 1997; manager, Fidelity
Advisor Mid Cap Fund, 1997;
Fidelity Select Leisure Portfolio,
Fidelity Select Consumer
Industries Portfolio,
1996-1997; Fidelity Select
Construction and Housing
Portfolio, 1992-
1994; joined Fidelity in 1990
(checkmark)


INVESTMENT CHANGES




TOP TEN STOCKS AS OF OCTOBER 31, 1998

                                       % OF FUND'S   % OF FUND'S INVESTMENTS
                                       INVESTMENTS   IN THESE STOCKS
                                                     6 MONTHS AGO

Medtronic, Inc.                         1.9           1.1

Leggett & Platt, Inc.                   1.8           1.6

Harley-Davidson, Inc.                   1.5           0.9

Safeway, Inc.                           1.4           1.4

Cardinal Health, Inc.                   1.1           1.1

Armstrong World Industries, Inc.        1.1           0.8

Service Corp. International             1.0           0.5

Linear Technology Corp.                 1.0           0.8

Sybron International, Inc.              1.0           0.5

USA Networks, Inc.                      1.0           0.5


TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1998

                                                % OF FUND'S   % OF FUND'S INVESTMENTS
                                                INVESTMENTS   IN THESE MARKET SECTORS
                                                              6 MONTHS AGO

MEDIA & LEISURE                                  13.0          11.1

TECHNOLOGY                                       11.5          11.0

FINANCE                                          10.4          14.1

HEALTH                                           10.3          8.6

RETAIL & WHOLESALE                               9.1           11.1


ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF OCTOBER 31, 1998 * AS OF APRIL 30, 1998 **
ROW: 1, COL: 1, VALUE: 91.8
ROW: 1, COL: 2, VALUE: 8.199999999999999
STOCKS 97.8%
SHORT-TERM
INVESTMENTS 2.2%
FOREIGN
INVESTMENTS 1.7%
STOCKS 91.8%
SHORT-TERM
INVESTMENTS 8.2%
FOREIGN
INVESTMENTS 0.6%
ROW: 1, COL: 1, VALUE: 97.8
ROW: 1, COL: 2, VALUE: 2.2
*
**


INVESTMENTS OCTOBER 31, 1998 (UNAUDITED)


SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 91.8%

                                          SHARES      VALUE (NOTE 1)
                                                      (000S)

AEROSPACE & DEFENSE - 1.4%

AEROSPACE & DEFENSE - 0.7%

Gulfstream Aerospace                       146,400    $ 6,478
Corp. (a)

Harsco Corp.                               125,300     4,104

                                                       10,582

SHIP BUILDING & REPAIR - 0.7%

Avondale Industries, Inc. (a)              197,123     5,138

General Dynamics Corp.                     110,300     6,528

                                                       11,666

TOTAL AEROSPACE & DEFENSE                              22,248

BASIC INDUSTRIES - 2.8%

CHEMICALS & PLASTICS - 1.8%

Cytec Industries, Inc. (a)                 263,800     6,331

IMC Global, Inc.                           348,300     9,056

Ivex Packaging Corp.                       457,300     8,088

Spartech Corp.                             207,600     3,737

                                                       27,212

IRON & STEEL - 0.5%

Nucor Corp.                                137,000     6,208

Steel Dynamics, Inc. (a)                   136,600     1,861

                                                       8,069

PACKAGING & CONTAINERS - 0.5%

Owens-Illinois, Inc. (a)                   136,500     4,172

Silgan Holdings, Inc. (a)                  140,000     3,500

                                                       7,672

TOTAL BASIC INDUSTRIES                                 42,953

CONSTRUCTION & REAL ESTATE - 5.3%

BUILDING MATERIALS - 4.6%

Armstrong World Industries,                266,400     16,517
Inc.

Carlisle Companies, Inc.                   260,800     10,073

Dayton Superior Corp. Class                228,600     4,115
A (a)

Elcor Corp.                                435,850     12,640

Lone Star Industries, Inc.                 150,000     10,566

Sherwin-Williams Co.                       349,500     8,803

COMMON STOCKS - CONTINUED

                                          SHARES      VALUE (NOTE 1)
                                                      (000S)

CONSTRUCTION & REAL ESTATE - CONTINUED

BUILDING MATERIALS - CONTINUED

Southdown, Inc.                            64,152     $ 3,492

York International Corp.                   130,100     4,895

                                                       71,101

CONSTRUCTION - 0.5%

Jacobs Engineering Group,                  230,400     7,517
Inc. (a)

REAL ESTATE INVESTMENT TRUSTS - 0.2%

Duke Realty Investments, Inc.              117,400     2,803


TOTAL CONSTRUCTION & REAL ESTATE                       81,421

DURABLES - 8.8%

AUTOS, TIRES, & ACCESSORIES - 2.0%

Casey's General Stores, Inc.               343,100     4,803

Danaher Corp.                              351,800     14,050

Pep Boys-Manny, Moe &                      300,600     4,697
Jack

SPX Corp.                                  128,710     7,007

                                                       30,557

CONSUMER ELECTRONICS - 1.3%

Black & Decker Corp.                       246,600     12,746

Newell Co.                                 181,300     7,977

                                                       20,723

HOME FURNISHINGS - 3.5%

Bassett Furniture Industries,              141,000     3,208
Inc.

Knoll, Inc. (a)                            284,100     7,671

Leggett & Platt, Inc.                      1,197,000   27,980

Miller (Herman), Inc.                      452,200     9,977

OSF, Inc. (a)                              243,700     1,658

Restoration Hardware, Inc.                 193,400     3,892

                                                       54,386

TEXTILES & APPAREL - 2.0%

Kellwood Co.                               137,900     3,758

Liz Claiborne, Inc.                        157,600     4,630

Mohawk Industries, Inc. (a)                222,300     6,711

Stride Rite Corp.                          116,300     1,061

COMMON STOCKS - CONTINUED

                                          SHARES      VALUE (NOTE 1)
                                                      (000S)

DURABLES - CONTINUED

TEXTILES & APPAREL - CONTINUED

Unifi, Inc.                                314,250    $ 5,303

WestPoint Stevens, Inc. Class              301,400     8,571
A (a)

                                                       30,034

TOTAL DURABLES                                         135,700

ENERGY - 2.8%

OIL & GAS - 2.8%

Apache Corp.                               147,500     4,176

Conoco (a)                                 56,700      1,410

Enron Oil & Gas Co.                        173,000     2,887

Nuevo Energy Co. (a)                       220,950     4,681

Oryx Energy Co. (a)                        137,500     1,925

Seagull Energy Corp. (a)                   284,600     3,397

Tosco Corp.                                419,800     11,781

Ultramar Diamond                           226,700     6,107
Shamrock Corp.

USX-Marathon Group                         97,000      3,171

Valero Energy Co.                          151,800     3,795

                                                       43,330

FINANCE - 10.4%

BANKS - 3.9%

Amcore Financial, Inc.                     46,600      1,115

AmSouth Bancorp.                           317,250     12,710

Centura Banks, Inc.                        36,900      2,546

Comerica, Inc.                             149,500     9,643

Marshall & Ilsley Corp.                    157,500     7,678

North Fork Bancorp, Inc.                   310,282     6,167

Texas Regional Bancshares,                 44,900      1,021
Inc. Class A (vtg.)

U.S. Bancorp                               184,668     6,740

Westamerica Bancorp.                       202,100     6,720

Zions Bancorp                              100,000     5,306

                                                       59,646

CREDIT & OTHER FINANCE - 1.8%

Associates First Capital                   161,300     11,372
Corp.

Household International, Inc.              167,800     6,135


Providian Financial Corp.                  138,500     10,993

                                                       28,500

COMMON STOCKS - CONTINUED

                                          SHARES      VALUE (NOTE 1)
                                                      (000S)

FINANCE - CONTINUED

INSURANCE - 4.3%

AFLAC, Inc.                                254,500    $ 9,703

Allmerica Financial Corp.                  190,600     9,530

Ambac Financial Group,                     118,100     6,872
Inc.

American Bankers Insurance                 133,000     5,943
Group, Inc.

Hartford Life, Inc. Class A                40,700      1,882

HCC Insurance Holdings,                    142,000     2,547
Inc.

Lincoln National Corp.                     15,100      1,146

MBIA, Inc.                                 48,300      2,952

PAULA Financial                            162,600     1,291

Progressive Corp.                          30,800      4,535

Protective Life Corp.                      181,600     6,731

Reliastar Financial Corp.                  165,800     7,264

UNUM Corp.                                 152,040     6,756

                                                       67,152

SAVINGS & LOANS - 0.4%

Richmond County Financial                  114,300     1,672
Corp.

TCF Financial Corp.                        58,800      1,385

Webster Financial Corp.                    137,200     3,387

                                                       6,444

TOTAL FINANCE                                          161,742

HEALTH - 10.3%

MEDICAL EQUIPMENT & SUPPLIES - 9.4%

Arterial Vascular                          217,900     6,700
Engineering, Inc. (a)

Becton, Dickinson & Co.                    292,300     12,313

Boston Scientific Corp. (a)                266,000     14,480

Cardinal Health, Inc.                      179,900     17,012

Cyberonics, Inc. (a)                       205,000     1,230

Guidant Corp.                              187,000     14,306

McKesson Corp.                             146,900     11,311

Medtronic, Inc.                            445,000     28,930

Millipore Corp.                            289,500     7,129

Pall Corp.                                 404,000     10,201

Sofamor/Danek Group,                       62,100      6,311
Inc. (a)

Sybron International, Inc. (a)             625,050     15,470

Young Innovations, Inc.                    31,000      424

                                                       145,817

COMMON STOCKS - CONTINUED

                                          SHARES      VALUE (NOTE 1)
                                                      (000S)

HEALTH - CONTINUED

MEDICAL FACILITIES MANAGEMENT - 0.9%

Health Management                          580,425    $ 10,339
Associates, Inc. Class
A (a)

Tenet Healthcare Corp. (a)                 150,900     4,216

                                                       14,555

TOTAL HEALTH                                           160,372

INDUSTRIAL MACHINERY & EQUIPMENT - 4.7%

ELECTRICAL EQUIPMENT - 1.9%

American Power Conversion                  183,500     7,787
Corp. (a)

Emerson Electric Co.                       97,800      6,455

General Electric Co.                       62,500      5,469

VWR Scientific Products                    395,400     9,613
Corp. (a)

                                                       29,324

INDUSTRIAL MACHINERY & EQUIPMENT - 1.9%

ASM Lithography                            56,700      1,446
Holding (a)

Gorman-Rupp Co.                            169,900     2,888

Illinois Tool Works, Inc.                  62,600      4,014

Kaydon Corp.                               49,500      1,739

Kuhlman Corp.                              248,800     6,593

Mark IV Industries, Inc.                   156,950     2,413

PRI Automation, Inc.                       325,900     5,642

Stanley Works                              134,100     4,023

                                                       28,758

POLLUTION CONTROL - 0.9%

Allied Waste Industries,                   123,870     2,679
Inc. (a)

Eastern Environmental                      236,800     6,571
Services, Inc. (a)

Waste Management, Inc.                     114,292     5,157

                                                       14,407

TOTAL INDUSTRIAL MACHINERY &                           72,489
EQUIPMENT

MEDIA & LEISURE - 13.0%

BROADCASTING - 6.4%

CBS Corp.                                  388,600     10,857

Chum Ltd. Class B                          56,000      1,198

Clear Channel                              194,000     8,839
Communications, Inc. (a)

Cox Communications, Inc.                   71,700      3,935
Class A (a)

COMMON STOCKS - CONTINUED

                                          SHARES      VALUE (NOTE 1)
                                                      (000S)

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Heftel Broadcasting Corp.                  271,800    $ 11,178
Class A (a)

Jacor Communications, Inc.                 261,200     14,366
Class A (a)

MediaOne Group, Inc.                       156,300     6,613

Nielsen Media Research,                    273,333     3,878
Inc. (a)

RCN Corp. (a)                              119,600     1,925

Univision Communications,                  271,700     8,015
Inc. Class A (a)

USA Networks, Inc. (a)                     683,000     15,368

Westwood One, Inc. (a)                     707,300     12,731

                                                       98,903

ENTERTAINMENT - 1.9%

Cinar Films, Inc. Class B                  245,000     5,359
(sub. vtg.) (a)

Pixar (a)                                  181,400     8,617

Premier Parks, Inc. (a)                    557,500     12,370

Tele-Communications, Inc.                  140,100     2,609
(TCI Ventures Group)
Series A (a)

                                                       28,955

LEISURE DURABLES & TOYS - 2.4%

Harley-Davidson, Inc.                      584,200     22,638

Mattel, Inc.                               399,300     14,325

                                                       36,963

PUBLISHING - 0.2%

Meredith Corp.                             22,300      825

Times Mirror Co. Class A                   52,800      2,927

                                                       3,752

RESTAURANTS - 2.1%

CKE Restaurants, Inc.                      358,235     9,426

Cracker Barrel Old Country                 333,800     8,637
Store, Inc.

Papa John's International,                 153,400     5,824
Inc. (a)

Starbucks Corp. (a)                        209,500     9,087

                                                       32,974

TOTAL MEDIA & LEISURE                                  201,547

NONDURABLES - 4.1%

AGRICULTURE - 0.3%

Michael Foods, Inc.                        202,100     4,850

COMMON STOCKS - CONTINUED

                                          SHARES      VALUE (NOTE 1)
                                                      (000S)

NONDURABLES - CONTINUED

BEVERAGES - 0.7%

Coca-Cola Bottling Co.                     37,100     $ 2,235
Consolidated

Whitman Corp.                              365,400     7,833

                                                       10,068

FOODS - 2.6%

American Italian Pasta Co.                 101,800     2,341
Class A

Dean Foods Co.                             256,700     12,033

Earthgrains Co.                            34,000      1,020

Flowers Industries, Inc.                   198,000     4,059

Interstate Bakeries Corp.                  151,300     3,792

Keebler Foods Co. (a)                      43,000      1,236

Suiza Foods Corp. (a)                      176,900     5,771

Tootsie Roll Industries, Inc.              77,100      3,050

Wrigley (Wm.) Jr. Co.                      75,800      6,135

                                                       39,437

HOUSEHOLD PRODUCTS - 0.1%

Clorox Co.                                 11,200      1,224

First Brands Corp.                         23,200      876

                                                       2,100

TOBACCO - 0.4%

RJR Nabisco Holdings Corp.                 224,500     6,412


TOTAL NONDURABLES                                      62,867

RETAIL & WHOLESALE - 9.1%

APPAREL STORES - 1.2%

Abercrombie & Fitch Co.                    100,100     3,973
Class A (a)

Bon-Ton Stores, Inc. (a)                   489,700     3,214

Stage Stores, Inc. (a)                     228,400     3,026

TJX Companies, Inc.                        465,800     8,821

                                                       19,034

DRUG STORES - 1.0%

CVS Corp.                                  206,418     9,431

Walgreen Co.                               130,100     6,334

                                                       15,765

GENERAL MERCHANDISE STORES - 2.0%

Consolidated Stores                        160,932     2,645
Corp. (a)

Dollar Tree Stores, Inc. (a)               311,275     12,004

COMMON STOCKS - CONTINUED

                                          SHARES      VALUE (NOTE 1)
                                                      (000S)

RETAIL & WHOLESALE - CONTINUED

GENERAL MERCHANDISE STORES - CONTINUED

Nordstrom, Inc.                            186,300    $ 5,088

Saks Holdings, Inc. (a)                    476,120     10,832

                                                       30,569

GROCERY STORES - 3.0%

Hannaford Brothers Co.                     67,700      2,966

Meyer (Fred), Inc. (a)                     179,400     9,564

Safeway, Inc. (a)                          465,100     22,238

U.S. Foodservice (a)                       253,490     12,041

                                                       46,809

RETAIL & WHOLESALE, MISCELLANEOUS - 1.9%

Action Performance                         242,100     7,233
Companies, Inc. (a)

Bed Bath & Beyond, Inc. (a)                276,400     7,618

Brylane, Inc. (a)                          81,300      1,311

Fingerhut Companies, Inc.                  454,900     3,838

Staples, Inc. (a)                          169,500     5,530

Zale Corp. (a)                             153,600     3,638

                                                       29,168

TOTAL RETAIL & WHOLESALE                               141,345

SERVICES - 3.8%

ADVERTISING - 1.4%

ADVO, Inc. (a)                             183,900     4,678

Interpublic Group of                       94,100      5,505
Companies, Inc.

Omnicom Group, Inc.                        212,100     10,486

Outdoor Systems, Inc. (a)                  59,900      1,322

                                                       21,991

PRINTING - 0.1%

Schawk, Inc. Class A                       150,400     2,077

SERVICES - 2.3%

Administaff, Inc. (a)                      141,300     4,636

Borg-Warner Security                       679,600     10,364
Corp. (a)

COMMON STOCKS - CONTINUED

                                          SHARES      VALUE (NOTE 1)
                                                      (000S)

SERVICES - CONTINUED

SERVICES - CONTINUED

Pittston Co. (Brinks Group)                127,100    $ 3,781

Service Corp. International                451,400     16,081

                                                       34,862

TOTAL SERVICES                                         58,930

TECHNOLOGY - 11.5%

COMMUNICATIONS EQUIPMENT - 1.1%

Ascend Communications,                     208,700     10,070
Inc. (a)

Aspect Telecommunications                  173,000     2,617
Corp. (a)

Dialogic Corp. (a)                         57,900      1,303

Intermedia Communications,                 172,400     3,189
Inc. (a)

                                                       17,179

COMPUTER SERVICES & SOFTWARE - 3.8%

America Online, Inc.                       65,500      8,323

Autodesk, Inc.                             166,300     5,186

BMC Software, Inc. (a)                     69,400      3,336

Compuware Corp. (a)                        86,800      4,703

CSG Systems International,                 24,700      1,346
Inc. (a)

E Trade Group, Inc. (a)                    42,100      758

Electronics for Imaging,                   130,100     3,131
Inc. (a)

International Telecom Data                 120,800     2,884
Systems, Inc.

Keane, Inc. (a)                            334,100     11,109

Netscape Communications                    141,600     3,036
Corp. (a)

Sabre Group Holdings, Inc.                 68,200      2,570
Class A (a)

Shared Medical Systems                     40,300      2,010
Corp.

Siebel Systems, Inc. (a)                   218,390     4,463

Sportsline USA, Inc.                       114,300     1,607

Technology Solutions,                      170,100     2,041
Inc. (a)

Wind River Systems, Inc.                   34,900      1,529

                                                       58,032

COMPUTERS & OFFICE EQUIPMENT - 1.9%

Apple Computer, Inc. (a)                   120,800     4,485

Comverse Technology,                       55,525      2,554
Inc. (a)

Ingram Micro, Inc. Class                   127,500     5,801
A (a)

COMMON STOCKS - CONTINUED

                                          SHARES      VALUE (NOTE 1)
                                                      (000S)

TECHNOLOGY - CONTINUED

COMPUTERS & OFFICE EQUIPMENT - CONTINUED

Lexmark International                      129,900    $ 9,085
Group, Inc. (a)

Quantum Corp. (a)                          414,800     7,285

                                                       29,210

ELECTRONIC INSTRUMENTS - 3.7%

Applied Materials, Inc. (a)                353,700     12,269

KLA-Tencor Corp. (a)                       315,500     11,634

Novellus Systems, Inc. (a)                 165,900     6,439

Teradyne, Inc. (a)                         472,200     15,347

Varian Associates, Inc.                    149,600     5,853

Waters Corp. (a)                           80,100      5,887

                                                       57,429

ELECTRONICS - 1.0%

Linear Technology Corp.                    263,000     15,681

TOTAL TECHNOLOGY                                       177,531

UTILITIES - 3.8%

CELLULAR - 0.4%

Nextel Communications, Inc.                86,200      1,562
Class A

SkyTel Communications,                     227,400     3,766
Inc. (a)

                                                       5,328

ELECTRIC UTILITY - 1.8%

AES Corp. (a)                              124,500     5,097

Duke Energy Corp.                          112,100     7,251

Entergy Corp.                              132,700     3,815

IPALCO Enterprises, Inc.                   120,900     5,546

PacifiCorp                                 27,300      520

PG&E Corp.                                 198,400     6,039

                                                       28,268

GAS - 0.4%

Enron Corp.                                123,700     6,525

TELEPHONE SERVICES - 1.2%

COMSAT Corp. Series 1                      55,100      2,173

e.spire Communications,                    252,700     3,032
Inc. (a)

Global TeleSystems Group,                  73,500      2,945
Inc. (a)

MCI WorldCom, Inc. (a)                     123,100     6,801

COMMON STOCKS - CONTINUED

                                          SHARES      VALUE (NOTE 1)
                                                      (000S)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

U.S. LEC Corp. Class A                     36,400     $ 475

WinStar Communications,                    139,000     3,753
Inc. (a)

                                                       19,179

TOTAL UTILITIES                                        59,300

TOTAL COMMON STOCKS                                    1,421,775
(Cost $1,326,607)

CASH EQUIVALENTS - 8.2%



Taxable Central Cash Fund (b)           127,163,686                127,164
(Cost $127,164)

TOTAL INVESTMENT IN SECURITIES - 100%                $ 1,548,939
(Cost $1,453,771)

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.96%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $1,454,262,000. Net unrealized appreciation aggregated $94,677,000, of which $216,090,000 related to appreciated investment securities and $121,413,000 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) OCTOBER 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $1,453,771) -                                 $ 1,548,939
SEE ACCOMPANYING SCHEDULE

FOREIGN CURRENCY HELD AT VALUE (COST $156)                                              156

RECEIVABLE FOR INVESTMENTS SOLD                                                         32,678

RECEIVABLE FOR FUND SHARES SOLD                                                         6,949

DIVIDENDS RECEIVABLE                                                                    487

INTEREST RECEIVABLE                                                                     403

OTHER RECEIVABLES                                                                       523

 TOTAL ASSETS                                                                           1,590,135

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                            $ 22,592

PAYABLE FOR FUND SHARES REDEEMED                                              4,543

ACCRUED MANAGEMENT FEE                                                        478

OTHER PAYABLES AND ACCRUED EXPENSES                                           321

 TOTAL LIABILITIES                                                                      27,934

NET ASSETS                                                                             $ 1,562,201

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                        $ 1,457,588

UNDISTRIBUTED NET INVESTMENT INCOME                                                     783

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                                   8,662
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                               95,168
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 100,047 SHARES OUTSTANDING                                             $ 1,562,201

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                                    $15.61
PER SHARE ($1,562,201 (DIVIDED BY) 100,047 SHARES)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                             $ 5,707
DIVIDENDS

INTEREST                                                                       1,507

 TOTAL INCOME                                                                  7,214

EXPENSES

MANAGEMENT FEE                                                       $ 5,027
BASIC FEE

 PERFORMANCE ADJUSTMENT                                               (571)

TRANSFER AGENT FEES                                                   1,951

ACCOUNTING FEES AND EXPENSES                                          333

NON-INTERESTED TRUSTEES' COMPENSATION                                 3

CUSTODIAN FEES AND EXPENSES                                           34

REGISTRATION FEES                                                     44

AUDIT                                                                 17

LEGAL                                                                 2

 TOTAL EXPENSES BEFORE REDUCTIONS                                     6,840

 EXPENSE REDUCTIONS                                                   (399)    6,441

NET INVESTMENT INCOME                                                          773

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                                10,281

 FOREIGN CURRENCY TRANSACTIONS                                        (1)      10,280

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                        (228,874)
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                                (218,594)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                               $ (217,821)
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     SIX MONTHS ENDED  YEAR ENDED
                                                         OCTOBER 31, 1998  APRIL 30,
                                                         (UNAUDITED)       1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 773             $ (1,614)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                 10,280            278,097

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (228,874)         275,780

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (217,821)         552,263
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             -                 (752)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (117,014)         (157,007)

 TOTAL DISTRIBUTIONS                                      (117,014)         (157,759)

SHARE TRANSACTIONS                                        525,291           2,015,319
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            114,607           153,508

 COST OF SHARES REDEEMED                                  (640,413)         (1,767,175)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (515)             401,652
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (335,350)         796,156

NET ASSETS

 BEGINNING OF PERIOD                                      1,897,551         1,101,395

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 1,562,201       $ 1,897,551
INCOME OF $783 AND $10, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                     31,959            118,438

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  6,683             9,563

 REDEEMED                                                 (39,539)          (104,070)

 NET INCREASE (DECREASE)                                  (897)             23,931


FINANCIAL HIGHLIGHTS

     SIX MONTHS ENDED  YEARS ENDED APRIL 30,              THREE MONTH    YEAR ENDED
     OCTOBER 31, 1998                                     PERIOD ENDED   JANUARY 31,
                                                          APRIL 30,

     (UNAUDITED)       1998                   1997  1996  1995           1995 G



SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 18.80     $ 14.30   $ 14.83  $ 12.01   $ 10.78      $ 10.00
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT                .01 D       (.02) D   .03 D    .11 E     .02          -
 INCOME (LOSS)

 NET REALIZED AND              (2.02)      6.30      .73      3.49      1.23         .92
 UNREALIZED GAIN
 (LOSS)

 TOTAL FROM INVESTMENT         (2.01)      6.28      .76      3.60      1.25         .92
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           -           (.01)     (.03)    (.06)     -            -
 INCOME

 FROM NET REALIZED             (1.18)      (1.77)    (1.26)   (.72)     (.02)        (.14)
 GAIN

 TOTAL DISTRIBUTIONS           (1.18)      (1.78)    (1.29)   (.78)     (.02)        (.14)

NET ASSET VALUE,              $ 15.61     $ 18.80   $ 14.30  $ 14.83   $ 12.01      $ 10.78
END OF PERIOD

TOTAL RETURN B, C              (11.26)%    46.55%    5.03%    30.84%    11.61%       9.27%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 1,562     $ 1,898   $ 1,101  $ 1,461   $ 459        $ 138
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO           .79% A      .90%      1.00%    1.02%     1.27% A      1.63% A
AVERAGE NET ASSETS

RATIO OF EXPENSES              .74% A, F   .86% F    .96% F   1.00% F   1.22% A, F   1.61% A, F
TO AVERAGE NET
ASSETS AFTER
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT        .09% A      (.10)%    .17%     1.01%     .95% A       (.03)% A
INCOME (LOSS) TO
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE        130% A      132%      155%     179%      163% A       190% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.04 PER SHARE.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR THE PERIOD MARCH 29, 1994 (COMMENCEMENT OF OPERATIONS) TO
JANUARY 31, 1995.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Mid-Cap Stock Fund (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts , disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, non-taxable dividends, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES - CONTINUED
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,072,382,000 and $1,277,613,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from 2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .51% of average net assets after the performance adjustment.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $266,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $379,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $13,000 and $7,000, respectively, under these arrangements. DISTRIBUTIONS


The Board of Trustees of Fidelity Mid-Cap Stock Fund voted to pay on December 7, 1998, to shareholders of record at the opening of business on December 4, 1998, a distribution of $.10 per share derived from capital gains realized from sales of portfolio securities.
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on November 18, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting. PROPOSAL 1
To elect as Trustees the following twelve nominees.
 # OF % OF
 VOTES CAST VOTES CAST
RALPH F. COX
AFFIRMATIVE    11,686,179,596.28   90.301

WITHHELD       1,255,148,568.70    9.699

TOTAL          12,941,328,164.98   100.000

PHYLLIS BURKE DAVIS
AFFIRMATIVE    11,682,992,125.34   90.277

WITHHELD       1,258,336,039.64    9.723

TOTAL          12,941,328,164.98   100.000

ROBERT M. GATES
AFFIRMATIVE    11,681,467,382.29   90.265

WITHHELD       1,259,860,782.69    9.735

TOTAL          12,941,328,164.98   100.000

EDWARD C. JOHNSON 3D
AFFIRMATIVE    11,683,371,215.62   90.280

WITHHELD       1,257,956,949.36    9.720

TOTAL          12,941,328,164.98   100.000

E. BRADLEY JONES
AFFIRMATIVE    11,669,294,690.53   90.171

WITHHELD       1,272,033,474.45    9.829

TOTAL          12,941,328,164.98   100.000

DONALD J. KIRK
AFFIRMATIVE    11,689,271,881.03   90.325

WITHHELD       1,252,056,283.95    9.675

TOTAL          12,941,328,164.98   100.000

 # OF % OF
 VOTES CAST VOTES CAST
PETER S. LYNCH
AFFIRMATIVE    11,690,803,868.46   90.337

WITHHELD       1,250,524,296.52    9.663

TOTAL          12,941,328,164.98   100.000

WILLIAM O. MCCOY
AFFIRMATIVE    11,690,491,696.56   90.335

WITHHELD       1,250,836,468.42    9.665

TOTAL          12,941,328,164.98   100.000

GERALD C. MCDONOUGH
AFFIRMATIVE    11,674,205,667.03   90.209

WITHHELD       1,267,122,497.95    9.791

TOTAL          12,941,328,164.98   100.000

MARVIN L. MANN
AFFIRMATIVE    11,689,754,284.66   90.329

WITHHELD       1,251,573,880.32    9.671

TOTAL         12,941,328,164.98    100.000

ROBERT C. POZEN
AFFIRMATIVE    11,687,715,714.99   90.313

WITHHELD       1,253,612,449.99    9.687

TOTAL         12,941,328,164.98    100.000

THOMAS R. WILLIAMS
AFFIRMATIVE    11,675,479,177.58   90.219

WITHHELD       1,265,848,987.40    9.781

TOTAL          12,941,328,164.98   100.000

PROPOSAL 2
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of Mid-Cap Stock Fund.
 # OF % OF
 VOTES CAST VOTES CAST
AFFIRMATIVE    668,514,371.75   88.918

AGAINST        8,675,385.00     1.154

ABSTAIN        74,640,168.54    9.928

TOTAL          751,829,925.29   100.000

PROPOSAL 3
To adopt an Amended and Restated Declaration of Trust.
 # OF % OF
 VOTES CAST VOTES CAST
AFFIRMATIVE    10,550,495,730.26   81.926

AGAINST        613,430,706.07      4.764

ABSTAIN        1,714,127,002.49    13.310

TOTAL          12,878,053,438.82   100.000

BROKER         63,274,726.16
NON-VOTES

PROPOSAL 4
To approve an amended management contract for Mid-Cap Stock Fund.
 # OF % OF
 VOTES CAST VOTES CAST
AFFIRMATIVE    633,446,262.40   84.254

AGAINST        20,943,383.24    2.786

ABSTAIN        97,440,279.65    12.960

TOTAL          751,829,925.29   100.000

PROPOSAL 5
To approve an agreement and plan providing for the reorganization of the fund from a separate series of one Massachusetts business trust to another.
 # OF % OF
 VOTES CAST VOTES CAST
AFFIRMATIVE    633,181,116.52   84.219

AGAINST        20,099,820.62    2.673

ABSTAIN        98,548,988.15    13.108

TOTAL          751,829,925.29   100.000

PROPOSAL 6
To amend Mid-Cap Stock Fund's fundamental investment limitation concerning diversification to exclude securities of other investment companies.
 # OF % OF
 VOTES CAST VOTES CAST
AFFIRMATIVE    621,328,162.47   82.642

AGAINST        32,783,271.47    4.361

ABSTAIN        97,718,491.35    12.997

TOTAL          751,829,925.29   100.000


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Management & Research
 (U.K.) Inc., London, England
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY
FIDELITY'S GROWTH FUNDS
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Capital Appreciation Fund
Contrafund
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Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export and Multinational Fund
Fidelity Fifty
SM
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(registered trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
TechnoQuant Growth Fund
SM
Trend Fund
Value Fund
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